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                                        File No. 33-79170, 811-8524
                                        Filed under Rule 497(e)


EQUITABLE LIFE INSURANCE COMPANY OF IOWA



                               PROFILE
                                 AND
                        PROSPECTUS SUPPLEMENT
                           MARCH 10, 2000


                               to the


       EQUI-SELECT/R/ VARIABLE ANNUITY PROFILE AND PROSPECTUS


    Dated May 1, 1999, as amended June 30, 1999, July 21, 1999 and December 10, 1999




Subject to shareholder approval, Prudential Investment Corporation will become Portfolio Manager to the Real Estate Series, effective April 28, 2000.

This supplement should be retained with your Equitable Life Insurance Company of Iowa Profile and Prospectus.














106943                                                          3/00


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